Investments (Net Investment Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 2,720	$ 2,718	$ 2,671
Investment Income, Investment Expense	114	101	100
Net investment income	2,852	2,952	3,074
Securities Investment [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	2,834	2,819	2,771
Debt Securities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	2,102	2,143	2,147
Equity Securities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	12	9	10
Mortgage Loans on Real Estate [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	344	357	347
Policy Loans [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	55	59	63
Real Estate Investment [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	56	83	24
Partnership Interest [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	266	167	176
Cash and Cash Equivalents [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	4	5	5
International Joint Venture [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	(5)	(2)	(5)
Other Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	0	(2)	4
Consolidated Securitization Entities And Fair Value Option Contractholder-Directed Unit-Linked [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	132	234	403
Fair Value Option Contractholder Directed Unit Linked Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	0	62	71
Trading Securities, Change in Unrealized Holding Gain (Loss)	0	0	(11)
Commercial Loan [Member] | Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 132	$ 172	$ 332